SCUDDER
                                                                     INVESTMENTS

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder New York Tax-Free Income Fund

Classes A, B and C

Supplement to Prospectus Dated August 1, 2003

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Scudder California Tax-Free Income Fund

The following replaces the fee and expense information shown for the fund under "How Much Investors Pay":

How Much Investors Pay

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Fee Table                                    Class A       Class B      Class C
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Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)        4.50%         4.00%        2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        4.50          None         1.00
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None^1         4.00         1.00
(Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee^3, ^4                          0.53%         0.53%        0.53%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.20          0.99         0.98
--------------------------------------------------------------------------------
Other Expenses^2,^3,^4                        0.12          0.21         0.13
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^3        0.85          1.73         1.64
--------------------------------------------------------------------------------
Expense Waiver^4                              0.00          0.22         0.09
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses            0.85          1.51         1.55
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^1   The redemption of shares purchased at net asset value under the Large Order
     NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 "Other Expenses" are restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

^3 Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

^4 In addition to the fee cap described in footnote 3, from October 1, 2003 through September 30, 2004 the fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the fund's total operating expenses at 1.51% and 1.55% for Classes B and C, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above (including capped expenses in each period for Classes B and C as noted above), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $533           $709           $900        $1,452
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Class B shares               554            824          1,118         1,574
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Class C shares               356            603            974         2,017
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Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $533           $709           $900        $1,452
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Class B shares               154            524            918         1,574
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Class C shares               256            603            974         2,017
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                                       2

Scudder Florida Tax-Free Income Fund

The following replaces the fee and expense information shown for the fund under "How Much Investors Pay":

How Much Investors Pay

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)       4.50%         4.00%        2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       4.50          None         1.00
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales            None^1        4.00         1.00
Charge (Load) (as % of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Fund Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee^3, ^4                         0.55%         0.55%        0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee             0.21          0.99         1.00
--------------------------------------------------------------------------------
Other Expenses^2,^3,^4                       0.17          0.17         0.18
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^3       0.93          1.71         1.73
--------------------------------------------------------------------------------
Expense Waiver^4                             0.00          0.23         0.11
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Net Annual Fund Operating Expenses           0.93          1.48         1.62
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^1   The redemption of shares purchased at net asset value under the Large Order
     NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 "Other Expenses" are restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

^3 Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

^4 In addition to the fee cap described in footnote 3, from October 1, 2003 through September 30, 2004 the fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the fund's total operating expenses at 1.48% and 1.62% for Classes B and C, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above (including capped expenses in each period for Classes B and C as noted above), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $541           $734           $943        $1,544
--------------------------------------------------------------------------------
Class B shares               551            816          1,107         1,602
--------------------------------------------------------------------------------
Class C shares               363            629          1,019         2,111
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Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $541           $734           $943        $1,544
--------------------------------------------------------------------------------
Class B shares               151            516            907         1,602
--------------------------------------------------------------------------------
Class C shares               263            629          1,019         2,111
--------------------------------------------------------------------------------

Scudder New York Tax-Free Income Fund

The following replaces the fee and expense information shown for the fund under "How Much Investors Pay":

How Much Investors Pay

--------------------------------------------------------------------------------
Fee Table                                   Class A      Class B       Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)       4.50%         4.00%        2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       4.50          None         1.00
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales            None^1        4.00         1.00
Charge (Load) (as % of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Fund Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee^3, ^4                         0.54%         0.54%        0.54%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee             0.19          1.00         1.00
--------------------------------------------------------------------------------
Other Expenses^2,^3,^4                       0.14          0.20         0.13
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^3       0.87          1.74         1.67
--------------------------------------------------------------------------------
Expense Waiver^4                             0.00          0.25         0.11
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses           0.87          1.49         1.56
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^1   The redemption of shares purchased at net asset value under the Large Order
     NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 "Other Expenses" are restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

^3 Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

^4 In addition to the fee cap described in footnote 3, from October 1, 2003 through September 30, 2004 the fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the fund's total operating expenses at 1.49% and 1.56% for Classes B and C, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above (including capped expenses in each period for Classes B and C as noted above), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $535           $715           $911        $1,474
--------------------------------------------------------------------------------
Class B shares               552            824          1,120         1,588
--------------------------------------------------------------------------------
Class C shares               357            611            988         2,047
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $535           $715           $911        $1,474
--------------------------------------------------------------------------------
Class B shares               152            524            920         1,588
--------------------------------------------------------------------------------
Class C shares               257            611            988         2,047
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December 12, 2003